Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2013 - 26.5%). The differences are as follows:

	2014	2013
Expected income tax expense at Canadian statutory rate	$19,199	$16,072
Increase (decrease) resulting from:
Recognition of deferred credit	(5,763)	(6,676)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(1,677)	(2,338)
Non-taxable corporate dividend	(2,618)	(2,896)
Non-controlling interests share of income	8,824	4,266
Production tax credit	(339)	(247)
Allowance for equity funds used during construction	(746)	(694)
State taxes	604	313
Other	(677)	1,355
Income tax expense	$16,807	$9,155

Income (Loss) Before Taxes
For the years ended December 31, 2014 and 2013, earnings from continuing operations before income taxes consists of the following:

	2014	2013
Canadian operations	$11,930	$19,687
U.S. operations	60,519	40,962
	$72,449	$60,649

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2014
Canada	$5,660	$(3,538)	$2,122
United States	(1,986)	16,671	14,685
	$3,674	$13,133	$16,807
Year ended December 31, 2013
Canada	$1,532	$881	$2,413
United States	994	5,748	6,742
	$2,526	$6,629	$9,155

Tax Effect of Temporary Difference Between Assets and Liabilty
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2014 and 2013 are presented below:

	2014	2013
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$319,056	$226,314
Pension and OPEB	54,458	31,433
Acquisition related costs	5,168	5,152
Environmental obligation	28,555	23,076
Production tax credit	2,098	1,633
Reserves not currently deductible	2,315	2,397
Other	3,988	2,780
Total deferred income tax assets	415,638	292,785
Less valuation allowance	(15,534)	(15,667)
Total deferred tax assets	400,104	277,118
Deferred tax liabilities:
Property, plant and equipment	(387,931)	(267,344)
Intangible assets	(2,752)	(8,321)
Outside basis in partnership	(15,194)	(2,210)
Regulatory accounts	(49,399)	(24,745)
Financial derivatives	(15,013)	(7,675)
Total deferred tax liabilities	(470,289)	(310,295)
Net deferred tax liabilities	$(70,185)	$(33,177)

Deferred Income Taxes
Deferred income taxes are classified in the financial statements as:

	2014	2013
Current deferred income tax asset	$7,210	$19,652
Non-current deferred income tax asset	57,065	86,632
Current deferred income tax liability	(3,702)	(2,308)
Non-current deferred income tax liability	(130,758)	(137,153)
	$(70,185)	$(33,177)

Non Capital Losses Carry Forwards
As of December 31, 2014, the Company had non-capital losses carry forwards available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2015	$5,426
2016 and onwards	733,022
$738,448